Prospectus Supplement	March 29, 2019

Putnam Dynamic Risk Allocation Fund
Prospectus dated September 30, 2018

Effective March 31, 2019, the sub-section Your fund’s management in the section Fund summary is replaced in its entirety with the following:

Your fund’s management

Investment advisor
Putnam Investment Management, LLC

Portfolio managers
Robert Schoen, Chief Investment Officer, Global Asset Allocation, portfolio manager of the fund since 2011

James Fetch, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2011

Brett Goldstein, Portfolio Manager, portfolio manager of the fund since 2019

Jason Vaillancourt, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2011

Sub-advisor
Putnam Investments Limited*

* Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets of the fund.

Effective March 31, 2019, the sub-section The fund’s investment manager – Portfolio managers in the section Who oversees and manages the fund? is replaced in its entirety with the following:

• Portfolio managers. The officers of Putnam Management identified below are primarily responsible for the day-to-day management of the fund’s portfolio.

Portfolio	Joined
managers	fund	Employer	Positions over past five years
Robert Schoen	2011	Putnam Management	Chief Investment Officer, Global Asset
		1997–Present	Allocation
			Previously, Co-Head of Global Asset
			Allocation and Portfolio Manager
James Fetch	2011	Putnam Management	Co-Head of Global Asset Allocation
		1994–Present	Previously, Portfolio Manager
Brett Goldstein	2019	Putnam Management	Portfolio Manager
		2010–Present	Previously, Analyst
Jason	2011	Putnam Management	Co-Head of Global Asset Allocation
Vaillancourt		1999–Present	Previously, Portfolio Manager

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the fund.

316610 3/19

Prospectus Supplement	March 29, 2019
Putnam Dynamic Risk Allocation Fund
Prospectus dated September 30, 2018

Effective March 31, 2019, the sub-section Your fund’s management in the section Fund summary is replaced in its entirety with the following:

Your fund's management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Robert Schoen, Chief Investment Officer, Global Asset Allocation, portfolio manager of the fund since 2011

James Fetch, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2011

Brett Goldstein, Portfolio Manager, portfolio manager of the fund since 2019

Jason Vaillancourt, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2011

Sub-advisor

Putnam Investments Limited*

*Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets of the fund.

Effective March 31, 2019, the sub-section The fund’s investment manager – Portfolio managers in the section Who oversees and manages the fund? is replaced in its entirety with the following:

• Portfolio managers. The officers of Putnam Management identified below are primarily responsible for the day-to-day management of the fund’s portfolio.

Portfolio	Joined
managers	fund	Employer	Positions over past five years
Robert Schoen	2011	Putnam	Chief Investment Officer, Global Asset
		Management	Allocation
		1997 - Present	Previously, Co-Head of Global Asset
			Allocation and Portfolio Manager
James Fetch	2011	Putnam	Co-Head of Global Asset Allocation
		Management	Previously, Portfolio Manager
		1994 - Present
Brett	2019	Putnam	Portfolio Manager
Goldstein		Management	Previously, Analyst
		2010 - Present

Jason	2011	Putnam	Co-Head of Global Asset Allocation
Vaillancourt		Management	Previously, Portfolio Manager
		1999 - Present

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the fund.

316610 - 3/19